Description of Business and Organization of Nextracker Inc - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 13, 2023	Feb. 08, 2023	Mar. 31, 2023	Dec. 19, 2022
IPO [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of FinancialS tatements [Line Items]
Stock issued during period, Shares, new issues	30,590,000	15,279,190
Sale of stock price per share	$ 24
Proceeds from the IPO	$ 693.8
Payments for underwriting expense	40.4
Flex [Member] | IPO [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of FinancialS tatements [Line Items]
Offering costs	$ 8.3		$ 7.9
Nextracker Inc [Member] | Yuma, Inc. [Member]
Organization Consolidation And Presentation Of FinancialS tatements [Line Items]
Noncontrolling interest, ownership percentage by parent				100.00%